Ordinary Share - Schedule of Estimated Fair Values of the Warrant (Details) - Warrant [Member]	Mar. 07, 2025 USD ($) $ / shares
Exercise price [Member]
Schedule of Estimated Fair Values of the Warrant [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 0.01
Stock price [Member]
Schedule of Estimated Fair Values of the Warrant [Line Items]
Stock price	4
Term [Member]
Schedule of Estimated Fair Values of the Warrant [Line Items]
Term	5 years
Expected average volatility [Member]
Schedule of Estimated Fair Values of the Warrant [Line Items]
Expected average volatility	93.00%
Expected dividend yield [Member]
Schedule of Estimated Fair Values of the Warrant [Line Items]
Expected dividend yield (in Dollars) | $
Risk-free interest rate [Member]
Schedule of Estimated Fair Values of the Warrant [Line Items]
Risk-free interest rate	4.09%